Forensic Accounting ETF
Fund Summary
Investment Objective

The Forensic Accounting ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Del Vecchio Earnings Quality Index (the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Forensic Accounting ETF Forensic Accounting ETF Shares
Management Fee	0.85%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.85%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Forensic Accounting ETF Forensic Accounting ETF Shares	87	271	471	1,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended November 30, 2014, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in securities of the Index. The Index is comprised of approximately 380-400 equity securities and is designed to measure the performance of U.S. large capitalization companies that have been selected and ranked according to their “earnings quality.” The component companies of the Index are derived from 600 large capitalization companies in the U.S., which may include real estate investment trusts (“REITs”). The equity securities in which the Fund may invest are primarily common stocks, but may also include shares of REITs. Each of these companies is assigned a grade based on its earnings quality assessed through a proprietary analysis of the company’s financial reports. Companies determined to have overstated revenue, underestimated expenses, generated unsustainable sources of cash flow, or that are otherwise viewed as underperforming, are given the lowest grade (an “F”) and are excluded from the Index. The remaining companies are included in the Index. Companies with “A” grades are deemed to have the highest earnings quality and comprise 40% of the Index at the time of Index reconstitution, while companies assigned grades “B,” “C” and “D” each as a group comprise 20% of the Index at the time of Index reconstitution. Securities within each grade are equal-weighted. Company grades are generated quarterly based on the earnings quality analysis. If a component company’s grade falls to “F,” it will be removed from the Index and replaced with a security of a higher graded company during that quarter. The Index is reconstituted quarterly. The Index is unmanaged and cannot be invested in directly.

The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. The Fund generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to the weightings in the Index. However, the Fund may utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the securities in the Index. Exchange Traded Concepts, LLC (the “Adviser”) expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not included in the Index, but which the Adviser believes will help the Fund track the Index. Such investments include cash and cash equivalents, including money market funds.

The Index provider is Index Deletion Strategies, LLC (the “Index Provider”), which is not affiliated with the Fund, the Adviser or Penserra Capital Management LLC (the “Sub-Adviser”). The Index Provider developed the methodology for determining the securities to be included in the Index and for the ongoing maintenance of the Index. The Index is calculated by Solactive AG (formerly, Structured Solutions AG), which is not affiliated with the Fund, the Adviser or the Sub-Adviser.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Index Tracking Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large-Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Management Risk: Because the Fund may not fully replicate its Index and may hold fewer than the total number of securities in its Index and may hold securities not included in its Index, the Fund is subject to management risk. This is the risk that the Sub-Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

Market Risk: The values of equity securities in the Index could decline generally or could underperform other investments.

Passive Investment Risk: The Fund is not actively managed and therefore the Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares is otherwise required upon a rebalancing of the Index.

REIT Risk: The Index may include REITs. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in REITs. Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. In addition, REITs are subject to the possibility of failing to qualify for the favorable U.S. federal income tax treatment generally available to them under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain exemption from the registration requirements of the Investment Company Act of 1940, as amended.

Performance Information

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index and the S&P 500 Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.flagetf.com or by calling 1-855-545-FLAG.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	5.12%	06/30/14
Lowest Return	-1.19%	09/30/14

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.

Average Annual Total Returns for the period ending December 31, 2014
Average Annual Total Returns Forensic Accounting ETF	1 Year	Since Inception	Inception Date
Forensic Accounting ETF Shares	12.16%	20.74%	Jan. 30, 2013
Forensic Accounting ETF Shares - Return After Taxes on Distributions	11.87%	18.50%	Jan. 30, 2013
Forensic Accounting ETF Shares - Return After Taxes on Distributions and Sale of Fund Shares	7.09%	15.06%	Jan. 30, 2013
Del Vecchio Earnings Quality Index® (Reflects no deduction for fees, expenses or taxes)	12.51%	21.17%	Jan. 30, 2013
S&P 500 Index	13.69%	20.39%	Jan. 30, 2013

Yorkville High Income MLP ETF
Fund Summary Yorkville High Income MLP ETF (the “Fund”)
Investment Objective
The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Solactive High Income MLP Index (the “Index”).
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Yorkville High Income MLP ETF Yorkville High Income MLP ETF Shares
Management Fee		0.82%
Distribution and Service (12b-1) Fees		none
Other Expenses (Deferred Income Tax Expense and Franchise Tax Expense)	[1][2]	0.01%
Total Annual Fund Operating Expenses		0.83%
[1]	The Fund has accrued a state franchise tax liability for the year ended November 30, 2014. State franchise taxes are separate and distinct from state income taxes. State franchise taxes are imposed on a corporation for the right to conduct business in the state and typically are based off the net worth or capital apportioned to a state. Due to the nature of the Fund's investments, the Fund may be required to file franchise tax returns in several states.
[2]	The Fund is classified for federal income tax purposes as a taxable regular corporation or Subchapter "C" corporation. As a "C" corporation, the Fund accrues deferred income tax liability for its future tax liability associated with the capital appreciation of its investments, with certain distributions received by the Fund on equity securities of master limited partnerships ("MLPs") considered to be return of capital, and with any net operating gains. The Fund's accrued deferred tax liability, if any, is reflected each day in the Fund's net asset value per share. The Fund's current and deferred tax liability, if any, will depend upon income, gains, losses, and deductions the Fund is allocated from its MLP investments and on the Fund's realized and unrealized gains and losses and therefore may vary greatly from year to year depending on the nature of the Fund's investments, the performance of those investments and general market conditions. The Fund's actual income tax expense, if any, may be deferred for many years, concentrated in a small number of years, or spread over many years, depending on if and when investment gains and losses are realized, the then current basis of the Fund's assets and other factors. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year. For the fiscal year ended November 30, 2014, the Fund had net operating losses of $580,995 and accrued $7,061,535 in net deferred tax benefit primarily related to unrealized appreciation on investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Yorkville High Income MLP ETF Yorkville High Income MLP ETF Shares	85	265	460	1,025

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes at the Fund level and, when Fund Shares are held in a taxable account, at the shareholder level. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended November 30, 2014, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in securities of the Index. The Index is a rules-based index designed to provide investors a means of tracking the performance of selected master limited partnerships (“MLPs”) which are publicly traded on a U.S. securities exchange. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of MLPs. This investment policy may be changed without shareholder approval, upon 60 days’ prior notice to shareholders.

The Index consists of MLPs operating with one of the following as a substantial business segment: exploration and production of oil and/or natural gas; sale, distribution and retail and wholesale marketing of propane, natural gas liquids, gasoline and other fuels; marine transportation of one or more of the following: crude oil, dry bulk, refined products, liquefied natural gas (“LNG”), and other commodities; direct mining, production and marketing of natural resources, including timber, fertilizers, coal and other minerals; energy services to the oil and gas industry; oil refining; leasing of mineral reserves; and operating as the general partner of any business listed above. As of February 27, 2015 the U.S. dollar-denominated market capitalizations of the Index components ranged from approximately $228 million to approximately $4.6 billion.

The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. The Fund generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to the weightings in the Index. However, the Fund may utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the securities in the Index.

MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation.

An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity, and receive cash distributions. The Fund will be a limited partner (or a member) in the MLPs in which it invests. MLPs are generally treated as partnerships for United States federal income tax purposes. Thus, the MLPs themselves generally do not pay United States federal income taxes, but investors (like the Fund) that hold interests in MLPs are generally subject to tax on their allocable shares of the MLPs’ income and gains. Currently, most MLPs operate in the energy and/or natural resources sectors.

To qualify as an MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources and other commodities.

Of the 50 partnerships eligible for inclusion in the Index, approximately 66% trade on the New York Stock Exchange (the “NYSE”) and the rest trade on the NASDAQ National Market (the “NASDAQ”). Partnerships eligible for inclusion in the Index are subject to further market capitalization and liquidity screens before they may be included in the Index.

The Fund will concentrate its investments (i.e. hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of February 27, 2015, the Index was concentrated in the energy sector.

The Index is calculated and administered by Solactive AG (formerly, Structured Solutions AG), which is not affiliated with the Fund, its investment adviser, Exchange Traded Concepts, LLC (the “Adviser”), Yorkville ETF Advisors, LLC (the “Investment Sub-Adviser”) or Penserra Capital Management LLC (the “Trading Sub-Adviser”). Solactive AG determines the components and the relative weightings of the securities in the Index subject to the Index rules and publishes information regarding the Index. The Index is rebalanced annually, but may be adjusted more frequently under extraordinary circumstances, consistent with the Index’s methodology.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below.

MLP Risk. Investments in common units of MLPs involve risks that differ from investments in common stock including risks inherent in the structure of MLPs, including (i) tax risks (described further below), (ii) risk related to limited control of management or the general partner or managing member (iii) limited rights to vote on matters affecting the MLP, except with respect to extraordinary transactions, and (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities, and cash flow risks, as described in more detail in this Prospectus.

MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including cash flow growth, cash generating power and distribution coverage.

MLP Tax Risk. Much of the benefit the Fund derives from its investment in equity securities of MLPs is a result of MLPs generally being treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses, and takes that share into account in calculating its own U.S. federal income tax liability. A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes. As a result, the amount of cash available for distribution by the MLP could be reduced and the after-tax return to the Fund with respect to its investment in such MLPs could be materially reduced. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in the Fund and lower distributions.

An MLP’s distributions to the Fund generally will not be taxable unless the cash amount distributed exceeds the Fund’s basis in its interest in the MLP. Distributions received by the Fund from an MLP will reduce the Fund’s adjusted basis in its interest in the MLP, but not below zero. A reduced basis will generally result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes on the sale of its interest in the MLP. Cash distributions from an MLP to the Fund in excess of the Fund’s basis in the MLP will generally be taxable to the Fund as capital gain. The Fund will not benefit from favorable federal income tax rates on long-term capital gains because it will be treated as a corporation for federal income tax purposes.

Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year will generally reduce the Fund’s taxable income (and earnings and profits), but those deductions may be recaptured in the Fund’s income (and earnings and profits) in subsequent years when the MLPs dispose of their assets or when the Fund disposes of its interests in the MLPs. When deductions are recaptured, the Fund may owe a tax (the payment of which will reduce the Fund’s net assets) and distributions to the Fund’s shareholders may be taxable, even though the shareholders at the time of the recapture might not have held Shares in the Fund at the time the deductions were taken by the Fund, and even though the Fund does not have corresponding economic gain on its investment at the time of the recapture.

The tax treatment of all items allocated to the Fund each year by the MLPs will not be known until the Fund receives a schedule K-1 for that year with respect to each of its MLP investments. The Fund’s tax liability will not be known until the Fund completes its annual tax return. The Fund’s tax estimates could vary substantially from the actual liability and therefore the determination of the Fund’s actual tax liability may have a material adverse effect on the value of an investment in the Fund. The payment of corporate income taxes imposed on the Fund will decrease cash available for distribution to shareholders.

Energy Sector Risks. Many MLPs operate within the energy sector. Therefore, a substantial portion of the MLPs in which the Fund invests are engaged in the energy sector of the economy. As a result, a downturn in the energy sector of the economy, adverse political, legislative or regulatory developments or other events could have a larger impact on the Fund than on an investment company that does not invest a substantial portion of its assets in the energy sector. At times, the performance of securities of companies in the energy sector may lag the performance of other sectors or the broader market as a whole. In addition, there are several specific risks associated with investments in the energy sector, including the following:

• the energy sector is highly regulated. MLPs operating in the energy sector are subject to significant regulation of nearly every aspect of their operations by federal, state and local governmental agencies;

• MLPs operating in the energy sector may be affected by fluctuations in the prices of energy commodities, including, for example, natural gas, natural gas liquids, crude oil and coal, in the short- and long-term;

• MLPs engaged in the exploration, development, management or production of energy commodities face the risk that commodity reserves are depleted over time, with the potential associated effect of causing the market value of the MLP to decline over time;

• MLPs operating in the energy sector could be adversely affected by reductions in the supply of or demand for energy commodities;

• extreme weather or other natural disasters could impact the value of MLPs operating in the energy sector;

• the abilities of MLPs operating in the energy sector to grow and to increase cash distributions to unitholders can be highly dependent on their ability to make acquisitions that result in an increase in cash flows;

• rising interest rates which could adversely impact the financial performance and/or the present value of cash flow of MLPs operating in the energy sector; and

• MLPs operating in the energy sector are subject to many dangers inherent in the production, exploration, management, transportation, processing and distribution of natural gas, natural gas liquids, crude oil, refined petroleum and petroleum products and other hydrocarbons. In addition, threats of attack by terrorists on energy assets could impact the market for MLPs operating in the energy sector.

Industry Specific Risks. MLPs operating in the energy sector are also subject to risks that are specific to the industry they serve.

• Midstream. Midstream MLPs that provide crude oil, refined product and natural gas services are subject to supply and demand fluctuations in the markets they serve which may be impacted by a wide range of factors including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, increasing operating expenses and economic conditions, among others.

• Exploration and production. Exploration and production MLPs produce energy resources, including natural gas and crude oil. Exploration and production MLPs that own oil and gas reserves are particularly vulnerable to declines in the demand for and prices of crude oil and natural gas. Substantial downward adjustments in reserve estimates could have a material adverse effect on the value of such reserves and the financial condition of an MLP. Exploration and production MLPs seek to reduce cash flow volatility associated with commodity prices by executing multi-year hedging strategies that fix the price of gas and oil produced. There can be no assurance that the hedging strategies currently employed by these MLPs are currently effective or will remain effective.

• Marine shipping. Marine shipping MLPs are primarily marine transporters of natural gas, crude oil or refined petroleum products. Marine shipping companies are exposed to many of the same risks as other energy companies. The highly cyclical nature of the marine transportation industry may lead to volatile changes in charter rates and vessel values, which may adversely affect the revenues, profitability and cash flows of MLPs with marine transportation assets.

• Propane. Propane MLPs are distributors of propane to homeowners for space and water heating. MLPs with propane assets are subject to earnings variability based upon weather conditions in the markets they serve, fluctuating commodity prices, customer conservation and increased use of alternative fuels, increased governmental or environmental regulation, and accidents or catastrophic events, among others.

• Natural Resource. MLPs with coal, timber, fertilizer and other mineral assets are subject to supply and demand fluctuations in the markets they serve, which will be impacted by a wide range of domestic and foreign factors including fluctuating commodity prices, the level of their customers’ coal stockpiles, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, declines in production, mining accidents or catastrophic events, health claims and economic conditions, among others.

Tax Status of the Fund. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. This differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs. Accordingly, the Fund is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. As discussed below, the Fund expects that a portion of the distributions it receives from MLPs may be treated as a tax-deferred return of capital. The amount of taxes currently paid by the Fund will vary depending on the amount of income, gains, losses, and deductions the Fund is allocated from its MLP investments and on the amount of gains and losses derived from sales of MLP interests. Fund-level taxes will reduce your return from an investment in the Fund.

Deferred Tax Risk. For financial reporting (but not tax reporting) purposes, the Fund will accrue deferred income taxes for any future tax liability associated with (i) all or a portion of certain MLP distributions and any net operating gains as well as (ii) capital appreciation of its investments. The Fund’s accrued deferred tax liability will be reflected each day in the Fund’s net asset value (“NAV”). Increases in deferred tax liability will decrease NAV. Conversely, decreases in deferred tax liability will increase NAV. The Fund generally computes deferred income taxes based on the federal tax rate generally applicable to corporations, currently 35%, and an assumed rate attributable to state taxes. A change in the federal tax rate applicable to corporations and, consequently, any change in the deferred tax liability of the Fund, may have a significant impact on the NAV of the Fund. The Fund’s current and deferred tax liability, if any, will depend upon the income, gains, losses, and deductions the Fund is allocated from its MLP investments, and on the Fund’s realized and unrealized gains and losses, and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of these investments and general market conditions. The Fund will rely to a significant extent on information provided by the MLPs, which may not be timely, to estimate deferred tax liability for purposes of financial statement reporting and determining NAV. From time to time, the Investment Sub-Adviser may modify the estimates or assumptions regarding the Fund’s deferred tax liability as new information becomes available.

The Fund estimates regarding its deferred tax liability are made in good faith; however, the daily estimate of the Fund’s deferred tax liability used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. The Fund’s actual income tax expense, if any, may be deferred for many years, concentrated in a small number of years, or spread over many years depending on if, and when, investment gains and losses are realized, the timing of recapture income realized by an MLP or realized by the Fund on a sale of an MLP interest, and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV.

Although the Fund’s NAV will take into account deferred tax liabilities, there can be no assurance that the purchase price you pay for Shares will take into account deferred tax liabilities. If you purchase Shares at a substantial premium to NAV, the value of the Shares may be adversely impacted by a recapture event that triggers a deferred tax liability not fully reflected in your purchase price or by the issuance of Creation Units at an NAV less than your purchase price.

In the event the Fund is in a net deferred tax asset position, the Fund will evaluate all available information and consider the criterion established by the Financial Accounting Standards Board Codification Topic 740, Income Taxes (formerly Statement of Financial Accounting Standards No. 109) in order to properly assess whether it is more likely than not that the deferred tax asset will be realized or whether a valuation allowance is required.

Return of Capital Distributions From the Fund Reduce the Tax Basis of Fund Shares. A portion of the Fund’s distributions are expected to be treated as a return of capital for tax purposes. Return of capital distributions are not taxable income to you but reduce your tax basis in your Fund Shares. Such a reduction in tax basis will generally result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. The Fund’s return of capital distributions are not derived from the net income or earnings and profits of the Fund. Shareholders should not assume that all Fund distributions are derived from the net income or earnings and profits of the Fund.

Liquidity Risk. Although MLPs trade on national securities exchanges, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. At times, due to limited trading volumes of certain MLPs, the prices of such MLPs may display abrupt or erratic movements. Moreover, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities at a fair price at the times when the Investment Sub-Adviser believes it is desirable to do so. This also may affect adversely the Fund’s ability to make dividend distributions to you.

Potential Substantial After-Tax Tracking Error From Index Performance. As discussed above, the Fund will be subject to taxation on its taxable income. The Index, however, is calculated without any deductions for taxes. As a result, the Fund’s after tax performance could differ significantly from the Index even if the pretax performance of the Fund and the performance of the Index are closely correlated.

Risk of Cash Transactions. Unlike many exchange-traded funds (“ETFs”), the Fund expects to effect redemptions principally for cash, rather than in-kind. Other ETFs generally are able to make in-kind redemptions and avoid realized gains in connection with transactions designed to meet redemption requests. Because the Fund may effect redemptions principally for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Such cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees. These brokerage fees, which will be higher than if the Fund redeemed its Shares in-kind, will be passed on to redeemers of Creation Units in the form of redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund’s Shares than for more conventional ETFs. Sales of portfolio securities to generate cash may trigger recapture income, which may be taxable to a Fund and may cause distributions from a Fund to be treated as taxable dividends.

Management Risk. Because the Fund may not fully replicate its Index and may hold fewer than the total number of securities in its Index and may hold securities not included in its Index, the Fund is subject to management risk. This is the risk that the Investment Sub-Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

Market Risk. The values of equity securities in the Index could decline generally or could underperform other investments.

Non-Diversification Risk. The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Passive Investment Risk. The Fund is not actively managed and therefore the Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology.

Non-Correlation Risk. The Fund’s returns may not match the return of the Index for reasons other than the risk of tracking error due to the effect of taxes. For example, the Fund incurs some other operating expenses which are not applicable to the Index, as well as transaction costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect Index composition changes.

Performance Information

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index and the S&P 500 Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.yetfs.com or by calling (855) 937-9383.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	9.26%	03/31/13
Lowest Return	-27.62%	12/31/14

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.

Average Annual Total Returns for the period ended December 31, 2014
Average Annual Total Returns Yorkville High Income MLP ETF	1 Year	Since Inception	Inception Date
Yorkville High Income MLP ETF Shares	(25.57%)	(7.68%)	Mar. 12, 2012
Yorkville High Income MLP ETF Shares - Return After Taxes on Distributions	(26.15%)	(9.83%)	Mar. 12, 2012
Yorkville High Income MLP ETF Shares - Return After Taxes on Distributions and Sale of Fund Shares	(17.61%)	(6.99%)	Mar. 12, 2012
Solactive High Income MLP Index (Reflects no deduction for fees, expenses or taxes)	(24.07%)	(4.33%)	Mar. 12, 2012
S&P 500 Index	13.69%	18.09%	Mar. 12, 2012

Yorkville High Income Infrastructure MLP ETF
Fund Summary Yorkville High Income Infrastructure MLP ETF (the “Infrastructure Fund” or “Fund”)
Investment Objective

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Solactive High Income Infrastructure MLP Index (the “Infrastructure Index” or “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Infrastructure Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Yorkville High Income Infrastructure MLP ETF Yorkville High Income Infrastructure MLP ETF Shares
Management Fee		0.82%
Distribution and Service (12b-1) Fees		none
Other Expenses (Deferred Income Tax Expense and Franchise Tax Expense)	[1][2]	5.09%
Total Annual Fund Operating Expenses		5.91%
[1]	The Fund has accrued a state franchise tax liability for the year ended November 30, 2014. State franchise taxes are separate and distinct from state income taxes. State franchise taxes are imposed on a corporation for the right to conduct business in the state and typically are based off the net worth or capital apportioned to a state. Due to the nature of the Fund's investments, the Fund may be required to file franchise tax returns in several states.
[2]	The Fund is classified for federal income tax purposes as a taxable regular corporation or subchapter "C" corporation. The Fund accrues deferred income tax liability for its future tax liability associated with the capital appreciation of its investments, with certain distributions received by the Fund on equity securities of master limited partnerships ("MLPs") considered to be return of capital, and with any net operating gains. The Fund's accrued deferred tax liability, if any, is reflected each day in the Fund's net asset value per share. The Fund's current and deferred tax liability, if any, will depend upon income, gains, losses, and deductions the Fund is allocated from its MLP investments and on the Fund's realized and unrealized gains and losses and therefore may vary greatly from year to year depending on the nature of the Fund's investments, the performance of those investments and general market conditions. The Fund's actual income tax expense, if any, may be deferred for many years, concentrated in a small number of years, or spread over many years, depending on if and when investment gains and losses are realized, the then current basis of the Fund's assets and other factors. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted form year to year. For the fiscal year ended November 30, 2014, the Fund had net operating losses of $212,719 and accrued $1,443,559 in net deferred tax expense primarily related to unrealized appreciation on investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Yorkville High Income Infrastructure MLP ETF Yorkville High Income Infrastructure MLP ETF Shares	588	1,749	2,889	5,648

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes at the Fund level and, when Fund Shares are held in a taxable account, at the shareholder level. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended November 30, 2014, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in securities of the Index. The Index is a rules-based index designed to provide investors a means of tracking the performance of selected infrastructure master limited partnerships (“MLPs”), with an emphasis on current yield. Index components are publicly traded on a U.S. securities exchange. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of MLPs. This investment policy may be changed without shareholder approval, upon 60 days’ prior notice to shareholders.

The Index consists of MLPs classified as “Infrastructure” MLPs. Infrastructure MLPs are a subset of the MLP universe that earn a majority of their cash flow from the transportation and storage of energy commodities. Infrastructure MLPs include all MLPs operating with one of the following as a substantial business segment:

• transportation, terminaling and storage of refined petroleum products (including gasoline, diesel, jet fuel, kerosene and heating oil);

• gathering, compressing, dehydrating, treating, processing, marketing of natural gas, and fractionation of natural gas liquids;

• transportation and/or storage of natural gas and natural gas liquids;

• transportation of crude oil, refined petroleum products, and/or other liquids; and

• operating as the general partner of an MLP which primarily engages in any of the businesses listed above.

As of February 27, 2015, the U.S. dollar-denominated market capitalizations of the Index components ranged from approximately $1.1 billion to approximately $64.6 billion. The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. The Fund generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to the weightings in the Index. However, the Fund may utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the securities in the Index.

MLPs are publicly traded partnerships engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation.

An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The Fund will be a limited partner (or a member) in the MLPs in which it invests. MLPs are generally treated as partnerships for United States federal income tax purposes. Thus, the MLPs themselves generally do not pay United States federal income taxes, but investors (like the Fund) that hold interests in MLPs are generally subject to tax on their allocable shares of the MLPs’ income and gains. Currently, most MLPs operate in the energy and/or natural resources sectors.

To qualify as an MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources and other commodities.

Of the 61 partnerships eligible for inclusion in the Index, approximately 92% trade on the New York Stock Exchange (“NYSE”) and the rest trade on the NASDAQ National Market (“NASDAQ”). Partnerships eligible for inclusion in the Index are subject to further market capitalization and liquidity screens before they may be included in the Index.

The Fund will concentrate its investments (i.e. hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of February 27, 2015, the Index was concentrated in the energy infrastructure sector.

The Index is calculated and administered by Solactive AG (formerly, Structured Solutions AG), which is not affiliated with the Fund, its investment adviser, Exchange Traded Concepts, LLC (the “Adviser”), Yorkville ETF Advisors, LLC (the “Investment Sub-Adviser”) or Penserra Capital Management LLC (the “Trading Sub-Adviser”). Solactive AG determines the components and the relative weightings of the securities in the Index subject to the Index rules and publishes information regarding the Index. The Index is rebalanced annually, but may be adjusted more frequently under extraordinary circumstances, consistent with the Index’s methodology.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below.

MLP Risk. Investments in common units of MLPs involve risks that differ from investments in common stock including risks inherent in the structure of MLPs, including (i) tax risks (described further below), (ii) risk related to limited control of management or the general partner or managing member (iii) limited rights to vote on matters affecting the MLP, except with respect to extraordinary transactions, and (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities, and cash flow risks, as described in more detail in this Prospectus.

MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including cash flow growth, cash generating power and distribution coverage.

MLP Tax Risk. Much of the benefit the Fund derives from its investment in equity securities of MLPs is a result of MLPs generally being treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses, and takes that share into account in calculating its own U.S. federal income tax liability. A change in current tax law, or a change in the business of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes. As a result, the amount of cash available for distribution by the MLP could be reduced and the after-tax return to the Fund with respect to its investment in such MLPs could be materially reduced. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in the Fund and lower distributions.

An MLP’s distributions to the Fund generally will not be taxable unless the cash amount distributed exceeds the Fund’s basis in its interest in the MLP. Distributions received by the Fund from an MLP will reduce the Fund’s adjusted basis in its interest in the MLP, but not below zero. A reduced basis will generally result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes on the sale of its interest in the MLP. Cash distributions from an MLP to the Fund in excess of the Fund’s basis in the MLP will generally be taxable to the Fund as capital gain. The Fund will not benefit from favorable federal income tax rates on long-term capital gains because it will be treated as a corporation for federal income tax purposes.

Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year will generally reduce the Fund’s taxable income (and earnings and profits), but those deductions may be recaptured in the Fund’s income (and earnings and profits) in subsequent years when the MLPs dispose of their assets or when the Fund disposes of its interests in the MLPs. When deductions are recaptured, the Fund may owe a tax (the payment of which will reduce the Fund’s net assets) and distributions to the Fund’s shareholders may be taxable, even though the shareholders at the time of the recapture might not have held Shares in the Fund at the time the deductions were taken by the Fund, and even though the Fund does not have corresponding economic gain on its investment at the time of the recapture.

The tax treatment of all items allocated to the Fund each year by the MLPs will not be known until the Fund receives a schedule K-1 for that year with respect to each of its MLP investments. The Fund’s tax liability will not be known until the Fund completes its annual tax return. The Fund’s tax estimates could vary substantially from the actual liability and therefore the determination of the Fund’s actual tax liability may have a material adverse effect on the value of an investment in the Fund. The payment of corporate income taxes imposed on the Fund will decrease cash available for distribution to shareholders.

Energy Sector Risks. Many MLPs operate within the energy sector. Therefore, a substantial portion of the MLPs in which the Fund invests are engaged in the energy sector of the economy. As a result, a downturn in the energy sector of the economy, adverse political, legislative or regulatory developments or other events could have a larger impact on the Fund than on an investment company that does not invest a substantial portion of its assets in the energy sector. At times, the performance of securities of companies in the energy sector may lag the performance of other sectors or the broader market as a whole. In addition, there are several specific risks associated with investments in the energy sector, including the following:

• the energy sector is highly regulated. MLPs operating in the energy sector are subject to significant regulation of nearly every aspect of their operations by federal, state and local governmental agencies;

• MLPs operating in the energy sector may be affected by fluctuations in the prices of energy commodities, including, for example, natural gas, natural gas liquids and crude oil, in the short- and long-term;

• MLPs engaged in the transportation or storage of energy commodities face the risk that commodity reserves are depleted over time, with the potential associated effect of causing the market value of the MLP to decline over time;

• MLPs operating in the energy sector could be adversely affected by reductions in the supply of or demand for energy commodities;

• extreme weather or other natural disasters could impact the value of MLPs operating in the energy sector;

• the abilities of MLPs operating in the energy sector to grow and to increase cash distributions to unitholders can be highly dependent on their ability to make acquisitions that result in an increase in cash flows;

• rising interest rates which could adversely impact the financial performance and/or the present value of cash flow of MLPs operating in the energy sector; and

• MLPs operating in the energy sector are subject to many dangers inherent in the management, transportation, storage, gathering, compressing, treating, processing, marketing and fractionation of natural gas, natural gas liquids, crude oil, refined petroleum and petroleum products and other hydrocarbons. In addition, threats of attack by terrorists on energy assets could impact the market for MLPs operating in the energy sector.

Industry Specific Risks. Energy infrastructure MLPs are also subject to risks that are specific to the industry they serve.

• Midstream. Midstream MLPs that provide crude oil, refined product and natural gas services are subject to supply and demand fluctuations in the markets they serve which may be impacted by a wide range of factors including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, increasing operating expenses and economic conditions, among others.

• Pipeline. Pipeline MLPs are not subject to direct commodity price exposure because they do not own the underlying energy commodity. However, the MLP sector can be hurt by market perception that MLPs’ performance and distributions are directly tied to commodity prices. Also, a significant decrease in the production of natural gas, oil, or other energy commodities, due to a decline in production from existing facilities, import supply disruption, or otherwise, would reduce revenue and operating income of MLPs and, therefore, the ability of MLPs to make distributions to partners.

A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect MLP revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. Demand may also be adversely impacted by consumer sentiment with respect to global warming and/ or by any state or federal legislation intended to promote the use of alternative energy sources, such as bio-fuels.

MLPs employ a variety of means of increasing cash flow, including increasing utilization of existing facilities, expanding operations through new construction, expanding operations through acquisitions, or securing additional long-term contracts. Thus, some MLPs may be subject to construction risk, acquisition risk or other risk factors arising from their specific business strategies. A significant slowdown in large energy companies’ disposition of energy infrastructure assets and other merger and acquisition activity in the energy MLP industry could reduce the growth rate of cash flows received by the Fund from MLPs that grow through acquisitions.

Tax Status of the Fund. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. This differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs. Accordingly, the Fund is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) as well as state and local income taxes. As discussed below, the Fund expects that a portion of the distributions it receives from MLPs may be treated as a tax deferred return of capital. The amount of taxes currently paid by the Fund will vary depending on the amount of income, gains, losses, and deductions the Fund is allocated from its MLP investments and on the amount of gains and losses derived from sales of MLP interests. Fund-level taxes will reduce your return from an investment in the Fund.

Deferred Tax Risk. For financial reporting (but not tax reporting) purposes, the Fund will accrue deferred income taxes for any future tax liability associated with (i) all or a portion of certain MLP distributions and any net operating gains as well as (ii) capital appreciation of its investments. The Fund’s accrued deferred tax liability will be reflected each day in the Fund’s net asset value (“NAV”). Increases in deferred tax liability will decrease NAV. Conversely, decreases in deferred tax liability will increase NAV. The Fund generally computes deferred income taxes based on the federal tax rate generally applicable to corporations, currently 35%, and an assumed rate attributable to state taxes. A change in the federal tax rate applicable to corporations and, consequently, any change in the deferred tax liability of the Fund, may have a significant impact on the NAV of the Fund. The Fund’s current and deferred tax liability, if any, will depend upon the income, gains, losses, and deductions the Fund is allocated from its MLP investments, and on the Fund’s realized and unrealized gains and losses, and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of these investments and general market conditions. The Fund will rely to a significant extent on information provided by the MLPs, which may not be timely, to estimate deferred tax liability for purposes of financial statement reporting and determining NAV. From time to time, the Investment Sub-Adviser may modify the estimates or assumptions regarding the Fund’s deferred tax liability as new information becomes available.

The Fund estimates regarding its deferred tax liability are made in good faith; however, the daily estimate of the Fund’s deferred tax liability used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability. The Fund’s actual income tax expense, if any, may be deferred for many years, concentrated in a small number of years, or spread over many years depending on if, and when, investment gains and losses are realized, the timing of recapture income realized by an MLP or realized by the Fund on a sale of an MLP interest, and other factors. As a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV.

Although the Fund’s NAV will take into account deferred tax liabilities, there can be no assurance that the purchase price you pay for Shares will take into account deferred tax liabilities. If you purchase Shares at a substantial premium to NAV, the value of the Shares may be adversely impacted by a recapture event that triggers a deferred tax liability not fully reflected in your purchase price or by the issuance of Creation Units at an NAV less than your purchase price.

In the event the Fund is in a net deferred tax asset position, the Fund will evaluate all available information and consider the criterion established by the Financial Accounting Standards Board Codification Topic 740, Income Taxes (formerly Statement of Financial Accounting Standards No. 109) in order to properly assess whether it is more likely than not that the deferred tax asset will be realized or whether a valuation allowance is required.

Return of Capital Distributions From the Fund Reduce the Tax Basis of Fund Shares. A portion of the Fund’s distributions are expected to be treated as a return of capital for tax purposes. Return of capital distributions are not taxable income to you but reduce your tax basis in your Fund Shares. Such a reduction in tax basis will generally result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. The Fund’s return of capital distributions are not derived from the net income or earnings and profits of the Fund. Shareholders should not assume that all Fund distributions are derived from the net income or earnings and profits of the Fund.

Liquidity Risk. Although MLPs trade on national securities exchanges, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. At times, due to limited trading volumes of certain MLPs, the prices of such MLPs may display abrupt or erratic movements. Moreover, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities at a fair price at the times when the Investment Sub-Adviser believes it is desirable to do so. This also may affect adversely the Fund’s ability to make dividend distributions to you.

Potential Substantial After-Tax Tracking Error From Index Performance. As discussed above, the Fund will be subject to taxation on its taxable income. The Index, however, is calculated without any deductions for taxes. As a result, the Fund’s after tax performance could differ significantly from the Index even if the pretax performance of the Fund and the performance of the Index are closely correlated.

Risk of Cash Transactions. Unlike many exchange-traded funds (“ETFs”), the Fund expects to effect redemptions principally for cash, rather than in-kind. Other ETFs generally are able to make in-kind redemptions and avoid realized gains in connection with transactions designed to meet redemption requests. Because the Fund may effect redemptions principally for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Such cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees. These brokerage fees, which will be higher than if the Fund redeemed its Shares in-kind, will be passed on to redeemers of Creation Units in the form of redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund’s Shares than for more conventional ETFs. Sales of portfolio securities to generate cash may trigger recapture income, which may be taxable to the Fund and may cause distributions from the Fund to be treated as taxable dividends.

Management Risk. Because the Fund may not fully replicate its Index and may hold fewer than the total number of securities in its Index and may hold securities not included in its Index, the Fund is subject to management risk. This is the risk that the Investment Sub-Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

Market Risk. The values of equity securities in the Index could decline generally or could underperform other investments.

Non-Diversification Risk. The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Passive Investment Risk. The Fund is not actively managed and therefore the Fund would not sell Shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of Shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology.

Non-Correlation Risk. The Fund’s returns may not match the return of the Index for reasons other than the risk of tracking error due to the effect of taxes. For example, the Fund incurs some other operating expenses which are not applicable to the Index, as well as transaction costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect Index composition changes.

Performance Information

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual returns of the Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.yetfs.com or by calling (855) 937-9383.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	9.38%	06/30/14
Lowest Return	-7.12%	12/31/14

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund Shares at the end of the measurement period.

Average Annual Total Returns for the period ended December 31, 2014
Average Annual Total Returns Yorkville High Income Infrastructure MLP ETF	1 Year	Since Inception	Inception Date
Yorkville High Income Infrastructure MLP ETF Shares	6.00%	9.41%	Feb. 11, 2013
Yorkville High Income Infrastructure MLP ETF Shares - Return After Taxes on Distributions	4.55%	7.01%	Feb. 11, 2013
Yorkville High Income Infrastructure MLP ETF Shares - Return After Taxes on Distributions and Sale of Fund Shares	2.26%	5.74%	Feb. 11, 2013
Solactive High Income Infrastructure MLP Index (Reflects no deduction for fees, expenses or taxes)	9.82%	15.53%	Feb. 11, 2013
S&P 500 Index	13.69%	20.09%	Feb. 11, 2013